OTHER INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Other income and expense [Abstract]
Disclosure of general and administrative expense [text block]

Below is a detail of the other income and expense in the years ended December 31, 2018, 2017 and 2016:

	December 31,		December 31,		December 31,
Other Income	2018		2017		2016
Foreign exchange gains (losses), net	Ps.	283,440	Ps.	424,483	Ps.	517,902
Share of profit of equity accounted investees, net of tax		197,715		171,964		140,765
Dividends		71,487		50,439		28,027
Gain on the sale of non-current assets held for sale		20,062		13,568		28,392
Net gain on sale of debt and equity securities		1,104		51,712		210,373
Gain on sale of assets (1)		390,472		10,581		21,148
Other income		394,401		428,998		729,499
Total other income	Ps.	1,358,681	Ps.	1,151,745	Ps.	1,676,106
(1)	For the year 2018, it includes the recognition of the sale profit with subsequent leasing of assets by Banco de Bogotá in Ps. 312,316 and Ps. 60,474 by Banco Popular.

	December 31,		December 31,		December 31,
Other Expense	2018		2017		2016
Personnel expenses	Ps.	(3,877,584)	Ps.	(3,671,117)	Ps.	(3,531,087)
Taxes and fees		(757,936)		(731,316)		(633,260)
Depreciation and amortization		(539,751)		(521,408)		(471,608)
Consultancy, audit and other fees		(569,276)		(460,978)		(355,590)
Affiliation contributions and transfers		(511,811)		(429,825)		(428,581)
Wealth tax (1)		—		(101,988)		(267,627)
Leases (Rent)		(476,590)		(431,507)		(440,777)
Maintenance and repairs		(378,433)		(392,271)		(317,170)
Insurance		(375,611)		(351,745)		(316,852)
Marketing		(327,539)		(314,657)		(344,423)
Warehouse services		(270,223)		(277,849)		(288,491)
Transportation services		(181,687)		(166,429)		(160,002)
Impairment losses other assets		(166,300)		(174,255)		(47,537)
Outsourcing services		(128,495)		(128,656)		(184,330)
Cleaning and security services		(126,822)		(131,451)		(138,693)
Supplies and stationary		(85,128)		(82,113)		(23,722)
Data processing		(81,426)		(73,872)		(81,682)
Adaptation and installation		(55,815)		(62,809)		(67,938)
Travel expenses		(52,584)		(48,193)		(54,275)
Other		(408,022)		(450,652)		(413,664)
Total other expense	Ps.	(9,371,033)	Ps.	(9,003,091)	Ps.	(8,567,309)

(1)      Grupo Aval and its subsidiaries in Colombia were subject to wealth tax for the years 2015, 2016 and 2017 by Law 1739 of 2014, based on their fiscal net asset value as of January 1, 2015, 2016 and 2017, greater or equal to Ps. 1,000, less the exclusions expressly provided for in the tax regulation, including the net asset value of the shares held in national companies. The wealth tax was calculated at progressive rates depending on the amount of liquid equity, and rates range between 0.20% and 1.15% in 2015, 0.15% and 1% in 2016, and 0.05% and 0.40% in 2017.